Revenue - Disaggregation of Revenue based on Product Categories and Customer Class (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Revenue	$ 1,870,346	$ 1,526,424	$ 1,501,848
Molecular Diagnostics
Disaggregation of Revenue [Line Items]
Revenue	903,976	737,132	731,799
Molecular Diagnostics | Consumables and related
Disaggregation of Revenue [Line Items]
Revenue	774,234	665,866	649,602
Molecular Diagnostics | Instruments
Disaggregation of Revenue [Line Items]
Revenue	129,742	71,266	82,197
Life Sciences
Disaggregation of Revenue [Line Items]
Revenue	966,370	789,292	770,049
Life Sciences | Consumables and related
Disaggregation of Revenue [Line Items]
Revenue	841,201	688,281	665,857
Life Sciences | Instruments
Disaggregation of Revenue [Line Items]
Revenue	$ 125,169	$ 101,011	$ 104,192